Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and development costs [Abstract]
Research and development costs	€ 11,408	€ 7,048	€ 23,731	€ 16,331